    As filed with the Securities and Exchange Commission on March 29, 1996

                                                 Securities Act File No. 2-10685
                                         Investment Company Act File No. 811-214
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          Pre-Effective Amendment No.                        [_]

                        Post-Effective Amendment No. 76                      [X]

                                    and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 Amendment No.                               [X]
                       (Check Appropriate Box or Boxes)

                          SENTINEL GROUP FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

             National Life Drive
             Montpelier, Vermont                              05604
  (Address of Principal Executive Offices)                  (Zip Code)

                                (802) 229-3900
             (Registrant's Telephone Number, including Area Code)

           D. Russell Morgan, Esq.                           Copy to:
        c/o Sentinel Group Funds, Inc.               John A. MacKinnon, Esq.
            National Life Drive                            Brown & Wood
         Montpelier, Vermont 05604                   One World Trade Center
   (Name and Address of Agent for Service)        New York, New York 10048-0557


It is proposed that this filing will become effective (check appropriate box)
          [_] immediately upon filing pursuant to paragraph (b)

          [X] on April 1, 1996 pursuant to paragraph (b)
          [_] 60 days after filing pursuant to paragraph (a)(1)
          [_] on (date) pursuant to paragraph (a)(1)
          [_] 75 days after filing pursuant to paragraph (a)(2)
          [_] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
          [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES OF COMMON STOCK UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON JANUARY 12, 1996.

================================================================================

This Post-Effective Amendment consists of the following:

(1)  Facing Sheet of the Registration Statement.

(2)  Part C to the Registration Statement (including signature page).

(3)  Exhibit 11(b) to the Registration Statement.

Parts A and B are incorporated by reference from Post-Effective Amendment No. 75 to this Registration Statement (File No. 2-10685) filed on January 19, 1996.

     This Amendment is being filed solely to file (1) the consent of Coopers & Lybrand L.L.P. with respect to Post-Effective Amendment No. 75 to the Post-Effective Registration Statement and (2) the Amended and Restated Charter of the Company, along with several additional amendments thereto.

                                    PART C

                               OTHER INFORMATION
                               -----------------



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

     (a)  Financial Statements:
          --------------------

          Included in Part A:
          - Selected Per Share Data and Ratios for the ten years ended November 30, 1995

          Incorporated by reference in Part B:
          - Selected Per Share Data and Ratios for the five years ended November 30, 1995*
          - Statement of Assets and Liabilities at November 30, 1995*
          - Statement of Operations for the year ended November 30, 1995*
          - Statement of Changes in Net Assets for the years ended November 30, 1995 and 1994*
          - Notes to Financial Statements*
          - Report of Independent Accountants*

_______________
* Incorporated by reference to the Registrant's 1995 Annual Report to shareholders filed with the Securities and Exchange Commission for the year ended November 30, 1995 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended ("1940 Act").


     (b)  Exhibits:
          --------

          1. (a) Amended and Restated Articles of Incorporation of the
                 Registrant.

             (b) Articles of Amendment changing the name of "Sentinel Aggressive
                 Growth Fund" to "Sentinal Emerging Growth Fund".

             (c) Articles of Amendment redesignating certain currently issued and unissued shares as "Class A" shares.

             (d) Articles Supplementary classifying certain unissued and unclassified shares as "Class B" shares.
          2.     By-Laws of the Registrant, as amended.(1)
          3.     None.

          4. (a) Portion of the Articles of Incorporation and the By-Laws of the Registrant defining the rights of holders of Class A and Class B shares shares of each Fund as series of the Registrant.(2)
             (b) Form of Class A and Class B Stock Certificates.(1)
          5. Investment Advisory Agreement between the Registrant and Sentinel Advisors Company (the "Advisor"), dated as of March 1, 1993.(3)
          6. Distribution Agreement between the Registrant and Sentinel Financial Services Company ("SFSC"), dated as of March 1, 1993.(3)
          7.     None.
          8. Custody Agreement between the Registrant and Investors Fiduciary Trust Company ("IFTC"), dated December 1, 1989.(1)
          9. (a) Dividend Paying Agent Agreement between the Registrant and IFTC, dated December 1, 1989.(1)
             (b) Service Agreement between Sentinel Administrative Service
                 Corporation and IFTC, dated December 1, 1989.(1)
             (c) Administrative Services Agreement between Sentinel
                 Administrative Service

                 Corporation and IFTC, dated December 1, 1989.(1)
             (d) Fund Services Agreement between the Registrant and Sentinel
                 Administrative Services Company ("SASC"), dated as of March 1, 1993.(3)
             (e) Form of Agreement and Plan of Reorganization between the
                 Registrant and The Independence Capital Group of Funds, Inc.(4)
          10.    Opinion of Brown & Wood, counsel to the Registrant.

          11.(A) Consent of Price Waterhouse llp, independent accountants for the Registrant.

          11.(B)  CONSENT OF COOPERS & LYBRAND L.L.P., INDEPENDENT
                  ACCOUNTANTS.
          12.     None.
          13.     None.
          14. (a) Master Form of Keogh Plan.(1)
              (b) Master Form of IRA.(1)
              (c) Master Form of Prototype Pension Plan.(1)
              (d) Master Form of Prototype Profit Sharing Plan.(1)
              (e) Master Form of 403(b) Plan.(1)
          15. (a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(1)
              (b) Class B Distribution Plan pursuant to Rule 12b-1 under the
                  1940 Act.
          16. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22.(1)
          17.     Financial Data Schedules.
          18.     Plan pursuant to Rule 18f-3 under the 1940 Act.

________________________
(1) Incorporated by reference to the Exhibit of the same number to Post-Effective Amendments No. 54, 55, 56, 57 and 58 of the Registrant on Form N-1 and Post-Effective Amendments No. 61, 62, 63, 64, 67, 68, 71 and 72 of the Registrant on Form N-1A.

(2) Reference is made to Articles Fifth, Sixth, Seventh and Eighth of the Registrant's Amended and Restated Articles of Incorporation, Articles of Amendment and Articles Supplementary, filed as Exhibits 1(a), 1(c) and 1(d), respectively, to the Registration Statement; and to Paragraphs 4 through 12, 35 through 39, 43 through 45, 50 and 52 through 54 of the Registrant's By-Laws, previously filed as Exhibit 2 to the Registration Statement.
(3) Incorporated by reference to Exhibits 4, 6(b), 7(b), 13(b) and 13(g) to the Registration Statement of the Registrant on Form N-14, File No. 33-55000.
(4) Incorporated by reference to Appendix I to the Prospectus contained in the Registration Statement of the Registrant on Form N-14 filed with the Commission on January 6, 1995, File No. 33-88326.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
          WITH THE REGISTRANT
          ---------------------------------------------

          None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
          -------------------------------


                                                   Number of Record Holders
          Title of Class                           as of February 29, 1996
          --------------                           ------------------------
          Sentinel Emerging Growth Fund                     11,441
          Sentinel Growth Fund                               6,591
          Sentinel World Fund                                4,337
          Sentinel Common Stock Fund                        45,153
          Sentinel Balanced Fund                            13,854
          Sentinel Bond Fund                                 4,043
          Sentinel New York Tax-Free Income Fund               107
          Sentinel Tax-Free Income Fund                      2,987
          Sentinel Government Securities Fund                4,423
          Sentinel Short-Intermediate Government Fund        1,083
          Sentinel U.S. Treasury Money Market Fund           4,560


ITEM 27.  INDEMNIFICATION
          ---------------

          See paragraphs 3, 4, 5 and 6 of Article SEVENTH of the Articles of Amendment to the Registrant's Articles of Incorporation, incorporated by reference to Exhibit 1(c) to this Registration Statement.

          The existing Advisory Agreement (Exhibit 5(b) hereof) provides that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

          In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are named insureds.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
          --------------------------------------------------------

          Information on the Advisor is incorporated by reference to the Prospectus included in this Registration Statement.

          Partners of the Advisor
          -----------------------
          Sentinel Management Co. - Managing General Partner
          Sentinel Advisors, Inc. - General Partner
          Provident Mutual Management Co., Inc. - General Partner
          HTK of Delaware, Inc. - General Partner

          Officers of the Advisor
          -----------------------

          Keniston P. Merrill, Chief Executive Officer

          Rodney A. Buck, Senior Vice President

          Richard D. Temple, Vice President

          David M. Brownlee, Vice President

          Robert L. Lee, Vice President

          Kenneth J. Hart, Vice President

          Richard A. Pender, Vice President

          Bruce R. Bottamini, Vice President

          Dean R. Howe, Vice President and Treasurer

          Lisa M. Pettrey, Secretary

          Each of the above officers, except for Mr. Merrill, is also an officer or employee of National Life Insurance Company or its subsidiary, National Life Investment Management Company, Inc. The principal business address of each such company is National Life Drive, Montpelier, Vermont 05604.

ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------

     (a) The Registrant's principal underwriter, SFSC, also serves as principal underwriter for Sentinel Pennsylvania Tax-Free Trust.

     (b)  As to each officer of SFSC:

                                                      Positions and
Name and Principal          Positions and Offices     Offices with
Business Address                  with SFSC           the Registrant
-----------------           ---------------------     ----------------
Joseph M. Rob               Chief Executive Officer   President

Jeffrey R. Lauterbach       President and Chief       None
                            Operating Officer

John M. Grab, Jr.           Senior Vice President     Vice President
                            and Chief Financial
                            Officer

Douglas G. Newman           Vice President            None

Julie A. Hendrickson        Vice President            None

Brian K. Martin             Treasurer                 None


     The principal business address of all such persons is National Life Drive, Montpelier, Vermont 05604.

     (c)  Not applicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

     The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder.

     (a)  Sentinel Administrative Service Company
          National Life Drive
          Montpelier, Vermont 05604
          Rule 31a-1(a)
          Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)
          Rule 31a-2(a)(b)(c)(f)

     (b)  Sentinel Advisors Company
          National Life Drive
          Montpelier, Vermont 05604
          Rule 31a-1(a)(9)(10)(11)
          Rule 31a-1(d)(f)
          Rule 31a-2(a)(c)(f)

     (c)  Sentinel Financial Services Company
          National Life Drive
          Montpelier, Vermont  05604
          Rule 31a-1(d)
          Rule 31a-2(c)


ITEM 31.  MANAGEMENT SERVICES
          -------------------

          Not applicable.


ITEM 32.  UNDERTAKINGS
          ------------

          Not applicable.

                                  SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registrant Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, on the 29th day of March, 1996.


                                        SENTINEL GROUP FUNDS, INC.
                                           (Registrant)



                                        By  /s/ Joseph M. Rob
                                          -----------------------
                                          Joseph M. Rob
                                          President


        As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                       Title                  Date
---------                       -----                  ----


/s/ Joseph M. Rob               President              March 29, 1996
---------------------------
Joseph M. Rob


Richard J. Borda*               Director
---------------------------
Richard J. Borda


Kalman J. Cohen*                Director
---------------------------
Kalman J. Cohen


Richard D. Farman*              Director
---------------------------
Richard D. Farman


John D. Feerick*                Director
---------------------------
John D. Feerick


Richard I. Johannesen, Jr.*     Director
---------------------------
Richard I. Johannesen, Jr.


Robert B. Mathias*              Director
---------------------------
Robert B. Mathias*

                                 EXHIBIT INDEX
                                 -------------


Exhibit
Number
-------

1 (a)     Amended and Restated Articles of Incorporation of the Registrant.

  (b) Articles of Amendment changing the name of "Sentinel Aggressive Growth Fund" to "Sentinel Emerging Growth Fund."

  (c) Articles of Amendment redesignating certain currently issued and unissued shares as "Class A" shares.

  (d) Articles Supplementary classifying certain unissued and unclassified shares as "Class B" shares.

11(b)     Consent of Coopers & Lybrand L.L.P., independent accountants